Condensed Parent Company Financial Information (Details) - Schedule of condensed parent company statements of operations - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Revenue
Cost of revenue
Operating expenses:
General and administrative	(3,989,031)	(17,215,617)	(2,198,906)
Total operating expenses	(3,989,031)	(17,215,617)	(2,198,906)
Loss from operations	(3,989,031)	(17,215,617)	(2,198,906)
Other expense		(26)	(8)
Loss attributable to parent only	(3,989,031)	(17,215,643)	(2,198,914)
Equity in income of subsidiaries	1,603,732	(60,402,937)	8,578,979
Net (loss) income	(2,385,299)	(77,618,580)	6,380,065
Less: net income attributable to the non-controlling interest	95,420	(4,740,332)	698,041
Net (loss) income attributable to owners of the company	$ (2,480,719)	$ (72,878,248)	$ 5,682,024